INCOME TAXES - Additional information (Details) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended													36 Months Ended	48 Months Ended	72 Months Ended	108 Months Ended
	Feb. 28, 2023 HKD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020	Feb. 29, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Income taxes
Deferred tax assets, valuation allowance		$ 601,843		$ 570,215	$ 570,215												$ 601,843
Uncertain tax positions				$ 0		$ 0		$ 0
Unrecognized tax benefits		$ 0
Statute of limitation will be extended to five years under special circumstances | ¥			¥ 0.1
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%		25.00%
Tax rate on dividends distributed by the foreign investment entities	10.00%	10.00%	10.00%
Beijing Lebai
Income taxes
HNTE tax rate (as a percent)				25.00%
Hong Kong
Income taxes
Taxable income under tier one tax rate	$ 2
Statutory rate - tier one	8.25%	8.25%	8.25%
Statutory rate - tier two	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%										25.00%
Operating loss carryforwards		$ 1,345,525
Undistributed earnings		$ 2,776,339		$ 3,112,055
PRC | TAL Beijing
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%														15.00%
PRC | Yidu Huida
Income taxes
HNTE tax rate (as a percent)																15.00%
Key Software Enterprise tax rate (as a percent)											10
PRC | Beijing Xintang Sichuang
Income taxes
HNTE tax rate (as a percent)				15.00%		15.00%		15.00%									15.00%
Key Software Enterprise tax rate (as a percent)									10	10
PRC | Yizhen Xuesi
Income taxes
Income tax rate (as a percent)					12.50%		12.50%		12.50%
HNTE tax rate (as a percent)														25.00%
PRC | Lebai Information.
Income taxes
Income tax rate (as a percent)				12.50%		12.50%		12.50%
PRC | Key Software Enterprise | TAL Beijing
Income taxes
Key Software Enterprise tax rate (as a percent)									10	10
PRC | Key Software Enterprise | Yidu Huida
Income taxes
Key Software Enterprise tax rate (as a percent)															10
PRC statutory income tax rate				25.00%
PRC | High And New Technology Enterprise | TAL Beijing
Income taxes
HNTE tax rate (as a percent)				15.00%		15.00%		15.00%
PRC statutory income tax rate	15.00%	15.00%	15.00%
PRC | High And New Technology Enterprise | Yidu Huida
Income taxes
HNTE tax rate (as a percent)				15.00%		15.00%		15.00%
PRC | High And New Technology Enterprise | Beijing Xintang Sichuang
Income taxes
PRC statutory income tax rate	15.00%	15.00%	15.00%
PRC | Yinghe Youshi
Income taxes
HNTE tax rate (as a percent)	25.00%	25.00%	25.00%		15.00%		15.00%		15.00%	15.00%	15.00%	15.00%